10. Income Taxes (Details - Uncertain tax benefits) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Income Tax Disclosure [Abstract]
Uncertain tax benefits as of January 1	$ 0	$ 185,961
Gross adjustments in tax positions	0	(185,961)
Uncertain tax positions as of December 31	$ 0	$ 0